Financial assets, liabilities and financial results (telecom activities) - Cash flow hedge - Additional information (Details) - Dec. 31, 2023 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, zł in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	EUR (€)	HKD ($)	NOK (kr)	CHF (SFr)	GBP (£)	USD ($)	PLN (zł)
Not later than one year [member] | Commodity swap | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | zł							zł 10.0
Not later than one year [member] | United States of America, Dollars | FX Forward | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 120
Later than one year and not later than two years [member] | Commodity swap | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | zł							16.0
Later than one year and not later than two years [member] | Switzerland, Francs | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr				SFr 400
Later than one year and not later than two years [member] | United Kingdom, Pounds | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 262
Later than one year and not later than two years [member] | Norway, Krone | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr			kr 500
Later than two years and not later than three years [member] | Commodity swap | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | zł							17.0
Later than three years and not later than four years [member] | Commodity swap | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | zł							19.0
Later than four years [member] | Commodity swap | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | zł							zł 71.0
Later than four years [member] | Switzerland, Francs | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr				100
Later than four years [member] | United Kingdom, Pounds | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					2,250
Later than four years [member] | Hong Kong, Dollars | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 939
Later than four years [member] | Norway, Krone | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr			800
Later than four years [member] | United States of America, Dollars | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount						4,200
Later than four years [member] | Euro Member Countries, Euro | Interest rate swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 350
Maturing in 2028 [member] | United Kingdom, Pounds | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					500
Maturing in 2028 [member] | Norway, Krone | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr			kr 800
Maturing in 2029 [member] | Switzerland, Francs | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | SFr				SFr 100
Maturing in 2030 [member] | Euro Member Countries, Euro | Interest rate swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 350
Maturing in 2031 [member] | United States of America, Dollars | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount						2,450
Maturing in 2032 [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					750
Maturing in 2034 [member] | United Kingdom, Pounds | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					500
Maturing in 2034 [member] | Hong Kong, Dollars | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 939
Maturing in 2042 [member] | United States of America, Dollars | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount						900
Maturing in 2044 [member] | United States of America, Dollars | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 850
Maturing in 2050 [member] | United Kingdom, Pounds | Currency swap contract [member] | Orange SA
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 500